INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of investments in associates and joint ventures [abstract]
Associates	$ 1,029,243	$ 985,497
Joint ventures	79	2,465
Total	$ 1,029,322	$ 987,962